ALTI Private Equity Access and Commitments Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 102.4%
102,833	Fidelity Investments Money Market Treasury Portfolio - Class I, 5.23%[1]	$102,833
	Total Short-Term Investments (Cost $102,833)	102,833
	TOTAL INVESTMENTS — 102.4% (Cost $102,833)	102,833
	Liabilities in Excess of Other Assets — (2.4)%	(2,447)
	TOTAL NET ASSETS — 100.0%	$100,386

[1]	The rate is the annualized seven-day yield at period end.